Jun-10-08 03:00pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-514 P.002/002 F-226

Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

[redacted]

June 10, 2008

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, REINSURANCE GROUP OF AMERICA, INCORPORATED, Rights to purchase Series A-1 Junior Participating Preferred Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 10, 2008.

Sincerely,

Paras Madho

END